Significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	1 year
Leasehold Improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	10 years
Technical equipment and machines | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	3 years
Technical equipment and machines | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	14 years
Other equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	3 years
Other equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	14 years